Commitments and Contingencies - Schedule of Concentration of Credit Risk (Details) (10-K) (Parenthetical)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Sales Revenue, Net [Member]
Concentration risk percentage	86.00%	82.00%	80.00%	86.00%
Sales Revenue, Net [Member] | Customers [Member]
Concentration risk percentage	5.00%	5.00%	5.00%	5.00%
Accounts Receivable [Member]
Concentration risk percentage	96.00%		94.00%	86.00%
Accounts Receivable [Member] | Customers [Member]
Concentration risk percentage	5.00%		5.00%	5.00%